AMCAP Fund®

Class A B C	Ticker AMCPX AMPBX AMPCX	F-1 F-2 529-A 529-B	AMPFX AMCFX CAFAX CAFBX	529-C 529-E 529-F-1	CAFCX CAFEX CAFFX

Summary prospectus
May 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2010, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 58 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.24	none
Other expenses	0.22	0.22	0.23	0.17	0.19
Total annual fund operating expenses	0.78	1.55	1.56	0.74	0.52

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.21	1.00	0.99	0.50	0.00
Other expenses	0.29	0.31	0.31	0.30	0.30
Total annual fund operating expenses	0.83	1.64	1.63	1.13	0.63

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$650	$810	$983	$1,486
B	658	890	1,045	1,638
C	259	493	850	1,856
F-1	76	237	411	918
F-2	53	167	291	653
529-A	675	864	1,067	1,646
529-B	687	956	1,149	1,828
529-C	285	553	943	2,032
529-E	135	398	680	1,477
529-F-1	84	241	410	892

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$158	$490	$845	$1,638
C	159	493	850	1,856
529-B	187	556	949	1,828
529-C	185	553	943	2,032

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Market risks — The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Growth stock risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The Lipper Multi-Cap Core Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Lipper Multi-Cap Core Funds Index includes the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                   18.62%                     (quarter ended June 30, 2009)

Lowest                 –22.53%                        (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 5.72%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	5/1/1967	31.16%	0.42%	1.90%	11.10%
− After taxes on distributions		30.93	–0.11	1.23	N/A
− After taxes on distributions and sale of fund shares		20.48	0.38	1.49	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	33.13%	0.50%	1.76%
C	3/15/2001	37.21	0.82	1.96
F-1	3/16/2001	39.32	1.65	2.97
F-2	8/1/2008	39.56	N/A	1.50
529-A	2/15/2002	31.12	0.37	2.63
529-B	2/19/2002	33.02	0.39	2.76
529-C	2/19/2002	36.94	0.74	2.77
529-E	3/7/2002	38.69	1.26	2.59
529-F-1	9/17/2002	39.40	1.75	6.42

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	9.39%
Lipper Multi-Cap Core Funds Index (reflects no deductions for fees or taxes)	35.30	1.41	0.66	9.16
Lipper Growth Funds Index (reflects no deductions for fees or taxes)	35.91	0.02	–2.49	8.38
Consumer Price Index	2.72	2.56	2.52	4.49

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The primary individual portfolio counselors for the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser

Claudia P. Huntington Vice Chairman of the Board	14 years	Senior Vice President – Capital Research Global Investors

Timothy D. Armour President and Trustee	14 years	Senior Vice President – Capital Research Global Investors

Eric S. Richter Senior Vice President	2 years	Vice President – Capital Research Global Investors

Barry S. Crosthwaite Vice President	4 years	Senior Vice President – Capital Research Global Investors

C. Ross Sappenfield Vice President	11 years	Senior Vice President – Capital Research Global Investors

R. Michael Shanahan	24 years	Chairman Emeritus and Director – Capital Research and Management Company

Purchase and sale of fund shares
Purchase minimums (for all share classes)

To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-902-0510P Litho in USA CGD/RRD/8003			Investment Company File No. 811-01435

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

AMCAP Fund®

Class A R-1 R-2	Ticker AMCPX RAFAX RAFBX	R-3 R-4 R-5 R-6	RAFCX RAFEX RAFFX RAFGX

Summary retirement plan prospectus
May 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated May 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 58 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.22	0.21	0.52	0.25	0.19	0.14	0.09*
Total annual fund operating expenses	0.78	1.53	1.60	1.08	0.77	0.47	0.42

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$650	$810	$983	$1,486
R-1	156	483	834	1,824
R-2	163	505	871	1,900
R-3	110	343	595	1,317
R-4	79	246	428	954
R-5	48	151	263	591
R-6	43	135	235	530

*	Estimated by annualizing actual fees and expenses of the share class for a partial year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Market risks — The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Growth stock risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The Lipper Multi-Cap Core Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Lipper Multi-Cap Core Funds Index includes the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                   18.62%                     (quarter ended June 30, 2009)

Lowest                 –22.53%                        (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 5.72%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/1967	31.16%	0.42%	1.90%	11.10%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/26/2002	38.10%	0.82%	4.11%
R-2	5/21/2002	38.05	0.80	2.71
R-3	6/4/2002	38.76	1.29	3.60
R-4	5/20/2002	39.30	1.59	3.37
R-5	5/15/2002	39.65	1.92	3.64

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	9.39%
Lipper Multi-Cap Core Funds Index (reflects no deductions for fees or taxes)	35.30	1.41	0.66	9.16
Lipper Growth Funds Index (reflects no deductions for fees or taxes)	35.91	0.02	–2.49	8.38
Consumer Price Index	2.72	2.56	2.52	4.49

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The primary individual portfolio counselors for the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser

Claudia P. Huntington Vice Chairman of the Board	14 years	Senior Vice President – Capital Research Global Investors

Timothy D. Armour President and Trustee	14 years	Senior Vice President – Capital Research Global Investors

Eric S. Richter Senior Vice President	2 years	Vice President – Capital Research Global Investors

Barry S. Crosthwaite Vice President	4 years	Senior Vice President – Capital Research Global Investors

C. Ross Sappenfield Vice President	11 years	Senior Vice President – Capital Research Global Investors

R. Michael Shanahan	24 years	Chairman Emeritus and Director – Capital Research and Management Company

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-902-0510P Litho in USA CGD/RRD/8027			Investment Company File No. 811-01435

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/	VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY

AMCAP Fund®

Class A R-1 R-2	Ticker AMCPX RAFAX RAFBX	R-3 R-4 R-5 R-6	RAFCX RAFEX RAFFX RAFGX

Summary retirement plan prospectus
May 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated May 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 58 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.22	0.21	0.52	0.25	0.19	0.14	0.09*
Total annual fund operating expenses	0.78	1.53	1.60	1.08	0.77	0.47	0.42

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$650	$810	$983	$1,486
R-1	156	483	834	1,824
R-2	163	505	871	1,900
R-3	110	343	595	1,317
R-4	79	246	428	954
R-5	48	151	263	591
R-6	43	135	235	530

*	Estimated by annualizing actual fees and expenses of the share class for a partial year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Market risks — The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Growth stock risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The Lipper Multi-Cap Core Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Lipper Multi-Cap Core Funds Index includes the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                   18.62%                     (quarter ended June 30, 2009)

Lowest                 –22.53%                        (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 5.72%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/1967	31.16%	0.42%	1.90%	11.10%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/26/2002	38.10%	0.82%	4.11%
R-2	5/21/2002	38.05	0.80	2.71
R-3	6/4/2002	38.76	1.29	3.60
R-4	5/20/2002	39.30	1.59	3.37
R-5	5/15/2002	39.65	1.92	3.64

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	9.39%
Lipper Multi-Cap Core Funds Index (reflects no deductions for fees or taxes)	35.30	1.41	0.66	9.16
Lipper Growth Funds Index (reflects no deductions for fees or taxes)	35.91	0.02	–2.49	8.38
Consumer Price Index	2.72	2.56	2.52	4.49

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The primary individual portfolio counselors for the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser

Claudia P. Huntington Vice Chairman of the Board	14 years	Senior Vice President – Capital Research Global Investors

Timothy D. Armour President and Trustee	14 years	Senior Vice President – Capital Research Global Investors

Eric S. Richter Senior Vice President	2 years	Vice President – Capital Research Global Investors

Barry S. Crosthwaite Vice President	4 years	Senior Vice President – Capital Research Global Investors

C. Ross Sappenfield Vice President	11 years	Senior Vice President – Capital Research Global Investors

R. Michael Shanahan	24 years	Chairman Emeritus and Director – Capital Research and Management Company

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-902-0510P Litho in USA CGD/RRD/8027			Investment Company File No. 811-01435

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust